Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Asset, Net

(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
December 31, 2020
Purchased software	1,089	(203)	886
Trademarks	121	(62)	59
Licensed copyrights	179	(85)	94
Intangible assets	1,389	(350)	1,039

(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
June 30, 2021
Purchased software	1,113	(261)	852
Trademarks	122	(68)	54
Licensed copyrights	180	(94)	86
Intangible assets	1,415	(423)	992